UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-8747

DIVIDEND AND INCOME FUND
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Dividend and Income Fund
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of Fiscal Year End:   12/31

Date of Reporting Period:  3/31/2014

Item 1. Schedule of Investments

DIVIDEND AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2014
(Unaudited)

Shares		Cost	Value
	COMMON STOCKS (100.35%)
	Agricultural Chemicals (1.09%)
45,000	Potash Corporation of Saskatchewan Inc.	$1,449,013	$1,629,900

	Arrangement of Transportation of Freight & Cargo (0.88%)
25,000	C.H. Robinson Worldwide, Inc.	1,491,810	1,309,750

	Beverages (2.17%)
45,000	Coca-Cola Company (a)	1,431,802	1,739,700
18,000	PepsiCo, Inc. (a)	1,189,936	1,503,000
		2,621,738	3,242,700

	Biological Products (1.00%)
12,100	Amgen Inc. (a)	783,805	1,492,414

	Cable & Other Pay Television Services (1.84%)
32,500	Rogers Communications Inc.	1,442,883	1,346,800
21,400	Time Warner Inc. (a)	781,678	1,398,062
		2,224,561	2,744,862

	Cigarettes (1.64%)
30,000	Lorillard, Inc.	1,532,064	1,622,400
10,000	Philip Morris International, Inc. (a)	485,376	818,700
		2,017,440	2,441,100

	Commercial Banks (1.85%)
149,000	Banco Santander (Brasil) S.A.	717,107	829,930
60,000	Westpac Banking Corporation	1,862,046	1,923,600
		2,579,153	2,753,530

	Computer & Office Equipment (1.03%)
8,000	International Business Machines Corporation (a)	1,333,311	1,539,920

	Computer Communications Equipment (1.28%)
85,000	Cisco Systems, Inc. (a)	1,760,853	1,904,850

	Construction, Mining & Materials Handling Machinery & Equipment (0.74%)
13,500	Dover Corp. (a)	648,424	1,103,625

	Crude Petroleum & Natural Gas (5.54%)
16,000	Apache Corporation	1,445,757	1,327,200
55,000	Canadian Natural Resources Limited	1,725,927	2,110,350
30,000	Devon Energy Corporation	1,821,048	2,007,900
8,160	Occidental Petroleum Corporation (a)	527,752	777,566
28,000	Royal Dutch Shell PLC ADR	1,859,609	2,045,680
		7,380,093	8,268,696

	Deep Sea Foreign Transportation of Freight (0.74%)
50,000	Seaspan Corp. (a)	347,030	1,103,500

	Dolls & Stuffed Toys (0.67%)
25,000	Mattel, Inc. (a)	601,242	1,002,750

	Drilling Oil & Gas Wells (0.94%)
33,700	Transocean Ltd.	1,444,945	1,393,158

	Electric Services (2.32%)
11,000	Entergy Corp. (a)	693,431	735,350
18,600	FirstEnergy Corp. (a)	785,714	632,958
47,500	Southern Company (a) (b)	1,805,622	2,087,150
		3,284,767	3,455,458

	Electromedical & Electrotherapeutic Apparatus (0.83%)
20,200	Medtronic, Inc. (a)	788,000	1,243,108

	Electronic & Other Electrical Equipment (2.92%)
111,900	General Electric Company (a)	1,949,675	2,897,091
41,400	Koninklijke Philips Electronics N.V. (a)	783,100	1,455,624
		2,732,775	4,352,715

	Electronic & Other Services Combined (2.17%)
51,500	Exelon Corp. (a) (b)	1,712,684	1,728,340
35,000	PG&E Corp. (a)	1,444,087	1,512,000
		3,156,771	3,240,340

	Farm Machinery & Equipment (1.99%)
25,000	AGCO Corporation	1,450,051	1,379,000
17,500	Deere & Company	1,465,928	1,589,000
		2,915,979	2,968,000

	Fire, Marine & Casualty Insurance (2.44%)
20,000	Ace Ltd. (a)	829,324	1,981,200
40,000	W.R. Berkley Corporation	1,746,240	1,664,800
		2,575,564	3,646,000

	Food & Kindred Products (1.58%)
25,000	Campbell Soup Co. (a)	783,645	1,122,000
22,000	Kraft Foods Group, Inc.	964,842	1,234,200
		1,748,487	2,356,200

	Gold and Silver Ores (2.17%)
65,000	Silver Wheaton Corp.	1,533,023	1,475,500
200,000	Yamana Gold Inc.	1,735,860	1,756,000
		3,268,883	3,231,500

	Hospital & Medical Service Plans (1.14%)
17,100	WellPoint, Inc.	1,507,610	1,702,305

	Household Audio & Video Equipment (0.14%)
6,750	Knowles Corporation	133,249	213,098

	Investment Advice (0.63%)
25,402	Invesco Ltd. (a)	620,581	939,874

	Leather & Leather Products (1.00%)
30,000	Coach, Inc.	1,522,710	1,489,800

	Life Insurance (1.42%)
40,000	MetLife, Inc. (a)	699,693	2,112,000

	Malt Beverages (0.63%)
16,000	Molson Coors Brewing Company (a)	707,427	941,760

	Metal Mining (2.70%)
165,000	Compania de Minas Buenaventura S.A.A.	1,871,421	2,074,050
35,000	Rio Tinto plc	1,832,376	1,954,050
		3,703,797	4,028,100

	Mining Machinery & Equipment (1.07%)
27,500	Joy Global Inc.	1,534,746	1,595,000

	Miscellaneous Food Preparations & Kindred Products (0.96%)
20,000	McCormick & Company, Incorporated	1,357,602	1,434,800

	Motor Vehicle Parts & Accessories (1.55%)
25,000	Honeywell International, Inc. (a) (b)	889,529	2,319,000

	Motor Vehicles & Passenger Car Bodies (2.21%)
120,000	Ford Motor Company	1,878,024	1,872,000
41,500	General Motors Company	1,517,452	1,428,430
		3,395,476	3,300,430

	National Commercial Banks (4.66%)
20,200	Capital One Financial Corporation	1,460,438	1,558,632
36,800	JPMorgan Chase & Co. (a)	774,303	2,234,128
39,000	U.S. Bancorp	1,329,909	1,671,540
30,000	Wells Fargo & Company	1,044,225	1,492,200
		4,608,875	6,956,500

	Natural Gas Transmission (0.92%)
42,000	Kinder Morgan, Inc.	1,519,850	1,364,580

	Natural Gas Transmission & Distribution (1.02%)
41,000	Spectra Energy Corp.	1,211,550	1,514,540

	Oil & Gas Field Machinery & Equipment (1.00%)
19,200	National Oilwell Varco, Inc.	1,476,415	1,495,104

	Petroleum Refining (4.77%)
15,000	Chevron Corp. (a)	1,715,544	1,783,650
11,000	ConocoPhillips (a)	557,868	773,850
16,500	Exxon Mobil Corp. (a)	1,307,097	1,611,720
5,500	Phillips 66 (a)	173,935	423,830
62,500	Statoil ASA ADR	1,442,188	1,763,750
21,800	Suncor Energy Inc.	730,028	762,128
		5,926,660	7,118,928

	Pharmaceutical Preparations (6.14%)
50,000	Abbott Laboratories (a)	1,475,179	1,925,500
23,100	Johnson & Johnson (a)	1,492,730	2,269,113
40,300	Merck & Co., Inc. (a)	1,463,305	2,287,831
37,924	Pfizer Inc.	750,477	1,218,119
27,900	Sanofi (a)	1,104,024	1,458,612
		6,285,715	9,159,175

	Pipe Lines (1.37%)
45,000	Enbridge Inc.	1,880,340	2,047,950

	Radio & TV Broadcasting & Communications Equipment (1.01%)
45,600	NTT DOCOMO, INC.	742,496	719,112
10,000	QUALCOMM, Inc. (a)	383,189	788,600
		1,125,685	1,507,712

	Railroads, Line-Haul Operating (3.08%)
108,500	CSX Corp. (a) (b)	2,808,708	3,143,245
15,000	Norfolk Southern Corp.	1,042,125	1,457,550
		3,850,833	4,600,795

	Retail - Department Stores (1.09%)
28,600	Kohl's Corporation	1,466,508	1,624,480

	Retail - Eating Places (1.22%)
18,500	McDonald's Corp. (a)	1,800,503	1,813,555

	Retail - Variety Stores (1.64%)
16,000	Target Corp. (a)	660,150	968,160
19,400	Wal-Mart Stores, Inc.	1,456,257	1,482,742
		2,116,407	2,450,902

	Savings Institution, Federally Chartered (0.60%)
60,000	People's United Financial, Inc. (a)	826,108	892,200

	Semiconductors & Related Devices (3.55%)
70,000	Broadcom Corporation	1,948,555	2,203,600
120,000	Intel Corp. (a)	2,608,156	3,097,200
		4,556,711	5,300,800
	Services - Business Services (1.93%)
83,000	The Western Union Company (a)	1,517,775	1,357,880
135,000	Xerox Corporation	1,456,987	1,525,500
		2,974,762	2,883,380

	Services - Medical Laboratories (1.09%)
28,000	Quest Diagnostics Incorporated	1,461,692	1,621,760

	Services - Miscellaneous Repair Services (0.09%)
756	Aquilex Holdings LLC Units (c)	496,372	130,086

	Services - Prepackaged Software (2.06%)
30,000	Microsoft Corp. (a)	900,672	1,229,700
45,000	Oracle Corporation	1,480,414	1,840,950
		2,381,086	3,070,650

	Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics (2.05%)
18,000	The Procter & Gamble Company (a)	1,215,778	1,450,800
37,500	Unilever PLC ADR	1,489,414	1,604,250
		2,705,192	3,055,050

	Specialty Cleaning, Polishing and Sanitation Preparations (1.00%)
17,000	Clorox Co. (a)	1,241,222	1,496,170

	Surety Insurance (1.10%)
100,000	Old Republic International Corp.	1,167,370	1,640,000

	Surgical & Medical Instruments & Apparatus (2.17%)
27,000	Baxter International Inc. (a)	1,544,081	1,986,660
10,700	Becton, Dickinson and Company	782,308	1,252,756
		2,326,389	3,239,416

	Telephone Communications (2.42%)
43,000	CenturyLink, Inc.	1,615,497	1,412,120
150,000	Orange ADR	1,830,370	2,203,500
		3,445,867	3,615,620

	Title Insurance (1.40%)
11,496	Fidelity National Financial, Inc.	370,746	361,434
65,000	First American Financial Corporation	1,631,552	1,725,750
		2,002,298	2,087,184

	Water Transportation (0.60%)
23,800	Carnival Corp. (a)	785,476	901,068

	Wholesale - Groceries & Related Products (1.09%)
45,000	Sysco Corp.	1,440,266	1,625,850

	Total common stocks	124,307,216	149,713,698

Principal
Amount
	Corporate Bonds and Notes (4.36%)
	Cable & Other Pay Television Services (0.36%)
500,000	CCO Holdings LLC, 7.00%, 1/15/19 (a)	499,681	530,000

	Cogeneration Services & Small Power Producers (0.33%)
450,000	Covanta Holding Corp., 7.25%, 12/1/20 (a)	456,082	493,875

	Electric Services (0.80%)
650,000	Edison Mission Energy, 7.00%, 5/15/17 (d)	650,694	594,750
541,593	Elwood Energy LLC, 8.159%, 7/5/26 (a)	569,787	598,460
		1,220,481	1,193,210
	Hospital & Medical Service Plans (0.18%)
250,000	Health Net, Inc., 6.375%, 6/1/17 (a)	241,167	273,125

	Natural Gas Transmission (0.23%)
350,000	Southern Star Central Corp., 6.75%, 3/1/16 (a)	338,205	350,875

	Oil & Gas Field Exploration Services (0.34%)
500,000	CGG-Veritas, 7.75%, 5/15/17 (a)	506,641	508,750

	Papers & Allied Products (0.35%)
500,000	Cascades, Inc., 7.75%, 12/15/17 (a)	494,227	521,875

	Services - Equipment Rental & Leasing, NEC (0.36%)
500,000	Aircastle Ltd., 9.75%, 8/1/18 (a)	502,100	539,025

	Services - Miscellaneous Amusement & Recreation (0.54%)
750,000	Cedar Fair LP, 9.125%, 8/1/18 (a)	752,553	802,725

	Services - Prepackaged Software (0.29%)
400,000	Scientific Games International, Inc., 9.25%, 6/15/19 (a)	422,159	426,000

	Special Industry Machinery (0.36%)
500,000	Novelis, Inc., 8.375%, 12/15/17 (a)	503,803	535,625

	Wholesale - Electronic Parts & Equipment, NEC (0.22%)
300,000	SoftBank Corp., 9.50%, 12/1/16 (a) (e)	300,000	328,500

	Total corporate bonds and notes	6,237,099	6,503,585

	REAL ESTATE INVESTMENT TRUSTS (3.70%)
34,500	HCP, Inc.	1,471,180	1,338,255
22,500	Health Care REIT, Inc.	1,469,925	1,341,000
22,650	Mid-America Apartment Communities, Inc.	1,420,551	1,546,315
200,000	New Residential Investment Corp.	771,976	1,294,000

	Total real estate investment trusts	5,133,632	5,519,570

	CLOSED END FUNDS (3.61%)
200,000	Alpine Total Dynamic Dividend Fund	1,648,650	1,678,000
185,383	Boulder Growth & Income Fund, Inc.	1,449,975	1,507,164
75,000	John Hancock Tax-Advantaged Dividend Income Fund	1,285,154	1,494,000
90,669	Wells Fargo Advantage Global Dividend Opportunity Fund	664,956	713,565

	Total closed end funds	5,048,735	5,392,729

	MASTER LIMITED PARTNERSHIPS (2.34%)
	Natural Gas Transmission (2.34%)
39,000	Energy Transfer Partners, L.P. (a)	1,979,798	2,097,810
20,000	Enterprise Products Partners LP (a) (b)	374,214	1,387,200

	Total master limited partnerships	2,354,012	3,485,010

	PREFERRED STOCKS (1.41%)
	Financial (1.41%)
79,469	Annaly Capital Management, Inc., 7.625% Series C Cumulated Redeemable	1,771,714	1,933,481
7,473	Hatteras Financial Corp., 7.625% Series A Cumulated Redeemable	175,298	176,736
80,000	Solar Cayman Ltd. (a) (c) (d)	568,802	-

	Total preferred stocks	2,515,814	2,110,217

	MONEY MARKET FUND (0.01%)
21,606	SSgA Money Market Fund, 7 day annualized yield 0.00%	21,606	21,606

	Total investments (115.78%)	$145,618,114	172,746,415

	Liabilities in excess of other assets (-15.78%)		(23,548,453)

	Net assets (100.00%)		$149,197,962

(a) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility. As of March 31, 2014, the value of securities pledged as collateral was $57,094,520.
(b) All or portion of these securities are on loan pursuant to the Fund's Lending Agreement in the aggregate amount of $6,063,482.
(c) Illiquid and/or restricted security that has been fair valued.
(d) Non-income producing.
(e) These securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

Notes to Schedule of Portfolio Investments (Unaudited)

Security Valuation
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Fund may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities.  Bonds may be valued according to prices quoted by a bond dealer that offers pricing services.  Open end investment companies are valued at their net asset value.  Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by Bexil Advisers LLC, the Fund’s Investment Manager, under the direction of or pursuant to procedures established or approved by the Fund’s Board of Trustees, called fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the value that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•
Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default  rates, and similar data.

•	Level 3 - unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Corporate bonds and notes - The fair value of corporate bonds and notes are estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most corporate bonds and notes may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is place on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities - Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s assets carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total

Assets
Investments at value
Common stocks	$149,583,612	$-	$130,086	$149,713,698
Corporate bonds and notes	-	6,503,585	-	6,503,585
Real estate investment trusts	5,519,570	-	-	5,519,570
Closed end funds	5,392,729	-	-	5,392,729
Master limited partnerships	3,485,010	-	-	3,485,010
Preferred stocks	2,110,217	-	0	2,110,217
Money market fund	21,606	-	-	21,606

Total investments, at value	$166,112,744	$6,503,585	$130,086	$172,746,415

There were no securities transferred from level 1 on December 31, 2013 to level 2 on March 31, 2014. Transfers from level 1 to level 2, or from level 2 to level 1 are valued utilizing values at the beginning of the period.

The following is a reconciliation of assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Total

Balance at December 31, 2013	$130,086	$0	$130,086

Proceeds from sales	-	-	-
Realized loss	-	-	-
Transfers into (out of) level 3	-	-	-
Change in unrealized depreciation	-	-	-

Balance at March 31, 2014	$130,086	$0	$130,086

Net change in unrealized depreciation attributable to assets still held as level 3 at March 31, 2014	$-	$-	$-

The Investment Manager under the direction of the Fund’s Board of Trustees considers various valuation approaches for valuing securities categorized within level 3 of the fair value hierarchy. The factors used in determining the value of the Fund’s private investments may include, but are not limited to: the discounts applied to the selection of comparable investments due to the private nature of the investment; the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company’s or issuer’s financial statements; or an evaluation of the forces that influence the issuer and the market in which the security is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value holdings is subsequently reported to the Fund’s Board of Trustees.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized with level 3 as of March 31, 2014:

	Fair Value
	March 31, 2014	Valuation Technique	Unobservable Input	Range

Common stocks
Services - Miscellaneous Repair Services	$130,086	Share of taxable income and comparable exchange offer	Discount rate for lack of marketability	74%

Preferred stock
Financial	$0	Analysis of operating results and net asset value	Discount rate for lack of marketability	100%

Cost for Federal Income Tax Purposes
The aggregate cost of investments for tax purposes will depend upon the Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. As of March 31, 2014, for federal income tax purposes subject to changes, the aggregate cost of securities was $145,618,114 and net unrealized appreciation was $27,128,301, comprised of gross unrealized appreciation of $29,871,634 and gross unrealized depreciation of $2,743,333.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned at March 31, 2014, were as follows:

	Acquisition
	Date	Cost	Value

Aquilex Holdings LLC	12/23/09	$496,372	$130,086
Solar Cayman Ltd.	3/7/07	568,802	0

		$1,065,174	$130,086

Percent of net assets		0.71%	0.09%

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 30, 2014

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 30, 2014

EXHIBIT INDEX

(a) Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)